Crypto assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF SIGNIFICANT CRYPTO ASSETS HOLDINGS

The following table presents the Company’s significant crypto assets holdings as of June 30, 2026 and December 31, 2025 (amounts in thousands of US$, except for quantity):

EDGEAI tokens (“EDGEAI”)	June 30, 2026	December 31, 2025
	(Unaudited)
Quantity	157,453,325	157,453,325
Cost Basis	$318,633	$318,633
Fair Value	$214,993	$401,963

SCHEDULE OF ROLL FORWARD OF CRYPTO ASSETS

The following table presents a roll-forward of EDGEAI for the six months ended June 30, 2026:

EDGEAI
US$’000
Balance on December 31, 2025	$401,963
Loss on fair value changes of crypto assets	(186,970)
Balance on June 30, 2026	$214,993